UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22690

Tortoise Energy Independence Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Diane Bono
P. Bradley Adams
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Tortoise Energy Independence Fund, Inc.
Schedule of Investments (unaudited)
February 28, 2019

	Shares	Fair Value
Common Stock — 135.2%(1)
Natural Gas/Natural Gas Liquids Pipelines — 0.1%(1)
United States — 0.1%(1)
Tallgrass Energy LP	6,688	$151,350
Oil and Gas Production — 135.1%(1)
United States — 135.1%(1)
Anadarko Petroleum Corporation(2)	164,000	7,134,000
Antero Resources Corporation(2)(3)	756,900	6,554,754
Apache Corp.(2)	96,800	3,211,824
Cabot Oil & Gas Corporation(2)	486,200	11,970,244
Carrizo Oil & Gas, Inc.(2)(3)	391,700	4,300,866
Centennial Resource
Development, Inc.(2)(3)	190,400	1,726,928
Cimarex Energy Co.(2)	53,500	3,847,185
Concho Resources Inc.(2)(3)	100,500	11,055,000
Continental Resources, Inc.(2)(3)	212,300	9,470,703
Devon Energy Corporation(2)	247,700	7,309,627
Diamondback Energy, Inc.(2)	69,700	7,174,221
Encana Corporation(2)	947,900	6,872,275
EOG Resources, Inc.(2)	74,300	6,984,200
EQT Corporation(2)	652,600	11,825,112
Laredo Petroleum, Inc.(2)(3)	417,200	1,430,996
Noble Energy, Inc.(2)	298,100	6,602,915
Parsley Energy, Inc.(2)(3)	344,900	6,256,486
PDC Energy, Inc.(2)(3)	85,200	3,158,364
Pioneer Natural Resources Company(2)	83,700	11,797,515
Range Resources Corporation(2)	614,900	6,579,430
SM Energy Company(2)	66,000	1,078,440
Viper Energy Partners LP(2)	142,000	4,673,220
Whiting Petroleum Corporation(2)(3)	112,200	2,734,314
WPX Energy, Inc.(2)(3)	551,800	6,809,212
		150,557,831
Total Common Stock
(Cost $180,706,789)		150,709,181

Master Limited Partnerships — 2.4%(1)
Crude Oil Pipelines — 0.2%(1)
United States — 0.2%(1)
PBF Logistics LP	9,599	209,643
Refined Product Pipelines — 2.2%(1)
United States — 2.2%(1)
Holly Energy Partners, L.P.	85,924	2,506,403
Total Master Limited Partnerships
(Cost $2,615,577)		2,716,046

Preferred Stock — 2.1%(1)
Natural Gas Gathering/Processing — 2.1%(1)
United States — 2.1%(1)
Targa Resources Corp., 9.500%(4)(5)
(Cost $1,575,441)	1,997	2,311,242

Short-Term Investment — 0.2%(1)
United States Investment Company — 0.2%(1)
Invesco Government & Agency Portfolio — Institutional Class,
2.30%(6) (Cost $211,529)	211,529	$211,529
Total Investments — 139.9%(1)
(Cost $185,109,336)		155,947,998
Total Value of Options Written
(Premiums received $1,707,021)(7) — (0.6)%(1)		(633,475)
Other Assets and Liabilities — (1.3)%(1)		(1,424,857)
Credit Facility Borrowings — (38.0)%(1)		(42,400,000)
Total Net Assets Applicable to
Common Stockholders — 100.0%(1)		$111,489,666

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security represents cover for outstanding call option contracts written.
(3)	Non-income producing security.
(4)	Restricted securities have a total fair value of $2,311,242, which represents 2.1% of net assets.
(5)	Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments.
(6)	Rate indicated is the current yield as of February 28, 2019.
(7)	See Schedule of Options Written.

Schedule of Options Written (unaudited)
February 28, 2019

Call Options Written	Expiration Date	Strike Price	Contracts	Notional Value	Fair Value
Anadarko Petroleum Corporation	March 2019	$50.00	1,640	$8,200,000	$(4,920)
Antero Resources Corporation	March 2019	11.00	7,569	8,325,900	(2,656)
Apache Corp.	March 2019	37.00	260	962,000	(2,080)
Apache Corp.	March 2019	37.50	708	2,655,000	(4,248)
Cabot Oil & Gas Corporation	March 2019	27.50	4,862	13,370,500	(20,909)
Carrizo Oil & Gas, Inc.	March 2019	14.00	3,917	5,483,800	(19,585)
Centennial Resource Development, Inc.	March 2019	14.25	1,904	2,713,200	(1,138)
Cimarex Energy Co.	March 2019	80.00	133	1,064,000	(1,995)
Cimarex Energy Co.	March 2019	81.50	93	757,950	(1,225)
Cimarex Energy Co.	March 2019	83.40	309	2,577,060	(2,794)
Concho Resources Inc.	March 2019	135.00	1,005	13,567,500	(7,538)
Continental Resources, Inc.	March 2019	50.00	2,123	10,615,000	(21,230)
Devon Energy Corporation	March 2019	31.00	2,477	7,678,700	(74,310)
Diamondback Energy, Inc.	March 2019	115.00	697	8,015,500	(11,849)
Encana Corporation	March 2019	7.50	9,479	7,109,250	(255,087)
EOG Resources, Inc.	March 2019	109.00	743	8,098,700	(5,201)
EQT Corporation	March 2019	20.50	6,526	13,378,300	(50,938)
Laredo Petroleum, Inc.	March 2019	4.22	4,172	1,760,584	(3,121)
Noble Energy, Inc.	March 2019	26.25	2,981	7,825,125	(6,325)
Parsley Energy, Inc.	March 2019	20.60	3,449	7,104,940	(22,418)
PDC Energy, Inc.	March 2019	42.50	852	3,621,000	(11,991)
Pioneer Natural Resources Company	March 2019	160.00	837	13,392,000	(6,696)
Range Resources Corporation	March 2019	11.70	6,149	7,194,330	(60,036)
SM Energy Company	March 2019	20.85	660	1,376,100	(377)
Viper Energy Partners LP	March 2019	39.00	962	3,751,800	(4,810)
Whiting Petroleum Corporation	March 2019	32.00	1,122	3,590,400	(5,610)
WPX Energy, Inc.	March 2019	14.55	5,518	8,028,690	(24,388)
Total Value of Call Options Written (Premiums received $1,707,021)				$172,217,329	$(633,475)

Various inputs are used in determining the fair value of the Company’s investments and financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)

Level 3 — significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of February 28, 2019. These assets and liabilities are measured on a recurring basis.

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stock(a)	$150,709,181	$—	$—	$150,709,181
Master Limited Partnerships(a)	2,716,046	—	—	2,716,046
Preferred Stock(a)	—	—	2,311,242	2,311,242
Short-Term Investment(b)	211,529	—	—	211,529
Total Assets	$153,636,756	$—	$2,311,242	$155,947,998

Liabilities
Written Call Options	$170,072	$463,403	$—	$633,475

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The Company utilizes the beginning of reporting period method for determining transfers between levels. There were no transfers to or from level 3 during the period ended February 28, 2019.

Security Valuation
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value. The Company primarily own securities that are listed on a securities exchange or are traded in the over-the-counter market. The Company values those securities at their last sale price on that exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Company uses the price from the exchange that it considers to be the principal exchange on which the security is traded. If there has been no sale on such exchange or over-the-counter market on such day, the security is valued at the mean between the last bid price and last ask price on such day. Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. These securities are categorized as Level 1 in the fair value hierarchy.

Restricted securities are subject to statutory or contractual restrictions on their public resale, which may make it more difficult to obtain a valuation and may limit the Company’s ability to dispose of them. Investments in private placement securities and other securities for which market quotations are not readily available are valued in good faith by using fair value procedures. Such fair value procedures consider factors such as discounts to publicly traded issues, time until conversion date, securities with similar yields, quality, type of issue, coupon, duration and rating. If events occur that affect the value of the Company’s portfolio securities before the net asset value has been calculated (a “significant event”), the portfolio securities so affected are generally priced using fair value procedures.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security’s liquidity and fair value. If such a security is convertible into publicly traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy. To the extent that such securities are convertible or otherwise become freely tradable within a time frame that may be reasonably determined, an amortization schedule may be used to determine the discount. If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity. Unobservable inputs reflect the Company’s own beliefs about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Unobservable inputs are developed based on the best information available in the circumstances, which might include the Company’s own data. The Company’s own data is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Exchange-traded options are valued at the last reported sale price on any exchange on which they trade. If no sales are reported on any exchange on the measurement date, exchange-traded options are valued at the mean between the most recent high bid and most recent low ask prices obtained as of the closing of the exchanges on which the option is traded. The value of Flexible Exchange Options (FLEX Options) are determined (i) by an evaluated price as determined by a third-party valuation service; or (ii) by using a quotation provided by a broker-dealer.

The following table presents the Company’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended February 28, 2019:

Preferred Stock
Balance — beginning of period	$2,178,123
Purchases	—
Return of capital	(33,421)
Sales	—
Total realized gain/loss	—
Change in unrealized gain/loss	166,540
Balance — end of period	$2,311,242

Change in unrealized gain/loss on
investments still held at February 28, 2019	$166,540

Certain of the Company’s investments are restricted and are valued as determined in accordance with fair value procedures. The following table shows the principal amount or shares, acquisition date(s), acquisition cost, fair value and the percent of net assets which the securities comprise at February 28, 2019.

						Fair Value
						as Percent
Investment Security	Investment Type	Shares	Acquisition Date	Acquisition Cost	Fair Value	of Net Assets
Targa Resources Corp.,	Preferred Stock	1,997	03/16/16	$1,768,223	$2,311,242	2.1%
9.500%

Item 2. Controls and Procedures.

The registrant’s Chief Executive Officer, Principal Financial Officer and Treasurer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: April 26, 2019

Tortoise Energy Independence Fund, Inc.

By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer, Principal Financial Officer and Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 26, 2019

Tortoise Energy Independence Fund, Inc.

By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer, Principal Financial Officer and Treasurer